Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Operating activities
Net income	$ 23,854	154,139	90,004	197,725
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	4,301	27,791	24,449	25,512
Deferred income taxes	(139)	(895)	(3,282)	(347)
Allowance for doubtful accounts	861	5,562	1,725	2,314
Provision for inventories	388	2,508	2,307	392
Loss/(gain) on disposal of property, plant and equipment	19	121	(451)	(28)
Employee stock-based compensation	371	2,398	1,432	6,195
Changes in operating assets and liabilities
Restricted cash	793	5,123	7,087	(5,154)
Accounts receivable	(31,063)	(200,726)	(64,678)	(39,304)
Notes receivable	(13,125)	(84,811)	14,314	(16,555)
Inventories	(5,883)	(38,016)	(22,992)	42,134
Prepaid expenses	16,739	108,162	(124,888)	(34,616)
Other receivables	(532)	(3,437)	(13,260)	43
Accounts payable	8,481	54,803	16,976	(6,197)
Notes Payable	(14,514)	(93,787)	145,350	34,200
Income tax	576	3,724	(1,624)	(12,433)
Value added tax	(192)	(1,239)	(27,814)	(8,496)
Advances from customers	6,875	44,428	7,950	(26,131)
Commission payable	(1,387)	(8,966)	(46,586)	21,298
Accrued employee benefits	865	5,592	11,401	(4,474)
Government grants	774	5,000	(3,737)	5,916
Other liabilities	6,015	38,867	(960)	4,551
Net cash provided by/(used in) operating activities	4,077	26,341	12,723	186,545
Investing activities
Purchases of property, plant and equipment	(7,347)	(47,476)	(55,157)	(54,717)
Proceeds from sales of property, plant and equipment	31	201	748	747
Payment for construction-in-progress	(372)	(2,403)
Purchase of Land use right	(5,275)	(34,084)	(1,311)
Payment for investment in subsidiary	(1,785)	(11,535)	(200)
Net cash used in investing activities	(14,748)	(95,297)	(55,920)	(53,970)
Financing activities
Proceeds from bank loans	46,795	302,382	112,476	44,327
Repayment of bank loans	(38,409)	(248,192)	(33,118)	(113,111)
Proceeds from exercise of stock options			203	5,891
Dividends paid	(2,263)	(14,626)	(15,431)	(13,255)
Net cash provided by/(used in) financing activities	6,123	39,564	64,130	(76,148)
Effect of exchange rate changes on cash	1,239	(311)	(187)	7
Net increase/(decrease) in cash and cash equivalents	(3,309)	(29,703)	20,746	56,434
Cash and cash equivalents at beginning of year	27,527	182,300	161,554	105,120
Cash and cash equivalents at end of year	24,218	152,597	182,300	161,554
Interest paid	1,285	8,303	1,679	1,756
Income taxes paid	$ 2,742	17,720	31,370	29,780